JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 61.3%
Fixed Income — 28.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	10,290,735	127,913,832
JPMorgan Corporate Bond Fund Class R6 Shares (a)	5,392,961	58,082,195
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,124,827	8,751,158
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,109,536	8,587,806
JPMorgan High Yield Fund Class R6 Shares (a)	13,231,861	90,108,975
JPMorgan Income Fund Class R6 Shares (a)	747,495	6,884,427
JPMorgan Managed Income Fund Class L Shares (a)	77,058	774,429
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	17,609,655	172,222,425

Total Fixed Income		473,325,247

International Equity — 6.5%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,106,333	107,105,073

U.S. Equity — 26.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	8,395,828	428,942,853

TOTAL INVESTMENT COMPANIES (Cost $917,614,314)		1,009,373,173

EXCHANGE-TRADED FUNDS — 26.9%
Alternative Assets — 3.0%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	697,689	50,198,723

Fixed Income — 0.5%
JPMorgan U.S. Aggregate Bond ETF (a)	297,140	8,305,063

International Equity — 17.9%
JPMorgan BetaBuilders International Equity ETF (a)	6,107,605	294,508,713

U.S. Equity — 5.5%
iShares Russell 2000 ETF	240,216	35,981,955
iShares Russell Mid-Cap ETF	958,484	54,997,812

Total U.S. Equity		90,979,767

TOTAL EXCHANGE-TRADED FUNDS (Cost $432,109,088)		443,992,266

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bonds
1.13%, 8/15/2040	2,810,000	2,757,313
1.38%, 8/15/2050	4,009,000	3,922,556
U.S. Treasury Notes
2.50%, 1/31/2021 (b)	17,409,000	17,543,648
0.13%, 9/30/2022	9,727,000	9,725,860
0.13%, 9/15/2023	11,030,000	11,019,659
0.25%, 8/31/2025	5,317,000	5,311,600
0.50%, 8/31/2027	3,903,000	3,912,148
0.63%, 8/15/2030	1,277,000	1,269,617

TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,462,622)		55,462,401

MORTGAGE-BACKED SECURITIES — 2.7%
FHLMC UMBS, 20 Year
Pool # RB5085, 2.00%, 10/1/2040 (c)	340,000	351,676
FHLMC UMBS, 30 Year
Pool # QB4026, 2.50%, 10/1/2050	2,325,000	2,484,260
Pool # QB4045, 2.50%, 10/1/2050 (c)	1,540,000	1,619,854
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048 (c)	2,631,926	2,969,922
Pool # BQ3996, 2.50%, 10/1/2050 (c)	1,180,000	1,242,945
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 11/25/2035 (c)	3,755,000	3,900,192
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 1.50%, 11/25/2050 (c)	760,299	763,113
TBA, 2.00%, 11/25/2050 (c)	26,253,670	27,074,861
GNMA II, Single Family, 30 Year
TBA, 2.00%, 11/15/2050 (c)	3,765,000	3,903,246

TOTAL MORTGAGE-BACKED SECURITIES (Cost $44,226,092)		44,310,069

CORPORATE BONDS — 2.5%
Aerospace & Defense — 0.1%
BAE Systems plc (United Kingdom)
3.40%, 4/15/2030 (d)	220,000	246,180
Boeing Co. (The)
2.50%, 3/1/2025	249,000	248,790
2.70%, 2/1/2027	501,000	488,357
Lockheed Martin Corp.
2.80%, 6/15/2050	230,000	238,910
Northrop Grumman Corp.
5.15%, 5/1/2040	178,000	238,866
Raytheon Technologies Corp.
2.25%, 7/1/2030	231,000	242,609
3.75%, 11/1/2046	125,000	142,865

		1,846,577

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Banks — 0.5%
Bank of America Corp.
4.00%, 1/22/2025	930,000	1,035,767
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (e)	750,000	846,841
(SOFR + 1.93%), 2.68%, 6/19/2041 (e)	680,000	693,546
Citigroup, Inc.
3.88%, 3/26/2025	807,000	887,785
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (e)	217,000	254,861
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	995,000	984,360
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	490,000	562,390
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	580,000	618,515
UniCredit SpA (Italy)
6.57%, 1/14/2022 (d)	350,000	371,408
Wells Fargo & Co.
4.30%, 7/22/2027	900,000	1,029,108
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	245,000	254,199

		7,538,780

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	420,000	477,528
3.75%, 7/15/2042	675,000	719,956
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	150,000	167,457
3.80%, 5/1/2050	145,000	166,435

		1,531,376

Biotechnology — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029 (d)	280,000	307,870
4.05%, 11/21/2039 (d)	265,000	302,656
4.25%, 11/21/2049 (d)	210,000	248,042
Biogen, Inc.
2.25%, 5/1/2030	150,000	152,991
3.15%, 5/1/2050	130,000	127,976
Gilead Sciences, Inc.
2.60%, 10/1/2040	160,000	159,635

		1,299,170

Capital Markets — 0.2%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	300,000	293,543
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	785,000	891,830
4.75%, 10/21/2045	160,000	210,053
Morgan Stanley
5.00%, 11/24/2025	1,100,000	1,290,261
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (e)	200,000	249,502

		2,935,189

Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	160,000	203,436
Nutrien Ltd. (Canada)
5.00%, 4/1/2049	90,000	118,027
Nutrition & Biosciences, Inc.
2.30%, 11/1/2030 (d)	365,000	367,350
3.47%, 12/1/2050 (d)	185,000	185,354

		874,167

Consumer Finance — 0.1%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	400,000	396,634
4.63%, 10/15/2027	380,000	368,533
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (d)	260,000	262,450
5.50%, 1/15/2026 (d)	485,000	486,872
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (d)	575,000	577,286
5.50%, 2/15/2024 (d)	195,000	196,219

		2,287,994

Diversified Financial Services — 0.1%
Hutchison Whampoa International 14 Ltd. (United Kingdom)
3.63%, 10/31/2024 (d)	587,000	642,066
National Rural Utilities Cooperative Finance Corp.
1.35%, 3/15/2031	145,000	144,267

		786,333

Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.30%, 6/1/2027	366,000	383,931
2.75%, 6/1/2031	484,000	508,923
3.50%, 6/1/2041	362,000	380,715
Verizon Communications, Inc.
3.15%, 3/22/2030	345,000	389,601
3.85%, 11/1/2042	426,000	504,942

		2,168,112

Electric Utilities — 0.2%
Appalachian Power Co.
Series Y, 4.50%, 3/1/2049	115,000	143,452
Baltimore Gas and Electric Co.
2.90%, 6/15/2050	120,000	122,605
Duke Energy Corp.
3.40%, 6/15/2029	245,000	274,881
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	95,000	105,760
Edison International
5.75%, 6/15/2027	125,000	137,952
Emera US Finance LP (Canada)
4.75%, 6/15/2046	130,000	156,371
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (d)	200,000	222,285
Entergy Arkansas LLC
2.65%, 6/15/2051	60,000	60,392
Entergy Louisiana LLC
4.00%, 3/15/2033	100,000	125,112
Evergy, Inc.
2.90%, 9/15/2029	275,000	294,975
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (d)	125,000	146,632

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Fortis, Inc. (Canada)
3.06%, 10/4/2026	175,000	191,212
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	85,000	91,342
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (d)	127,000	145,157
Massachusetts Electric Co.
4.00%, 8/15/2046 (d)	60,000	71,566
PacifiCorp
4.15%, 2/15/2050	110,000	137,478
PPL Capital Funding, Inc.
4.00%, 9/15/2047	130,000	149,248
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	130,000	129,274
Series C, 4.13%, 3/1/2048	80,000	87,450

		2,793,144

Entertainment — 0.0% (f)
Walt Disney Co. (The)
2.65%, 1/13/2031	237,000	255,138
3.50%, 5/13/2040	222,000	248,636

		503,774

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.
1.88%, 10/15/2030	595,000	585,999
CubeSmart LP
2.00%, 2/15/2031	321,000	316,486
Equinix, Inc.
1.55%, 3/15/2028	200,000	199,803

		1,102,288

Food & Staples Retailing — 0.0%(f)
CVS Pass-Through Trust
Series 2014, 4.16%, 8/11/2036 (d)	121,139	126,789
Sysco Corp.
2.40%, 2/15/2030	380,000	383,049

		509,838

Food Products — 0.0% (f)
Mondelez International, Inc.
1.88%, 10/15/2032 (c)	180,000	179,577
Tyson Foods, Inc.
3.55%, 6/2/2027	258,000	291,335

		470,912

Gas Utilities — 0.0% (f)
Atmos Energy Corp.
1.50%, 1/15/2031	230,000	228,929
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	130,000	130,130

		359,059

Health Care Equipment & Supplies — 0.0% (f)
Abbott Laboratories
1.40%, 6/30/2030	75,000	75,296
Becton Dickinson and Co.
4.67%, 6/6/2047	60,000	73,935
Boston Scientific Corp.
4.00%, 3/1/2029	90,000	104,640
4.55%, 3/1/2039	80,000	100,019
Danaher Corp.
2.60%, 10/1/2050	172,000	167,563
DH Europe Finance II SARL
3.25%, 11/15/2039	70,000	77,565

		599,018

Health Care Providers & Services — 0.1%
CVS Health Corp.
3.25%, 8/15/2029	235,000	259,996
4.88%, 7/20/2035	205,000	260,399
2.70%, 8/21/2040	120,000	114,780
HCA, Inc.
5.25%, 6/15/2026	575,000	670,699
Quest Diagnostics, Inc.
2.80%, 6/30/2031	70,000	75,543

		1,381,417

Household Durables — 0.0% (f)
DR Horton, Inc.
1.40%, 10/15/2027	321,000	318,851

Independent Power and Renewable Electricity Producers — 0.0% (f)
Exelon Generation Co. LLC
3.25%, 6/1/2025	550,000	601,160
Southern Power Co.
5.15%, 9/15/2041	95,000	111,764

		712,924

IT Services — 0.0% (f)
International Business Machines Corp.
4.00%, 6/20/2042	424,000	507,543

Media — 0.2%
Charter Communications Operating LLC
2.80%, 4/1/2031	489,000	507,206
3.70%, 4/1/2051	205,000	202,607
Comcast Corp.
1.50%, 2/15/2031	784,000	771,500
3.25%, 11/1/2039	230,000	254,540
2.80%, 1/15/2051	380,000	380,784
Cox Communications, Inc.
1.80%, 10/1/2030 (d)	156,000	153,846
2.95%, 10/1/2050 (d)	132,000	126,706
Discovery Communications LLC
3.63%, 5/15/2030	230,000	255,632
ViacomCBS, Inc.
4.00%, 1/15/2026	137,000	153,760
4.38%, 3/15/2043	144,000	152,622

		2,959,203

Metals & Mining — 0.0% (f)
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	125,000	128,406

Multi-Utilities — 0.0% (f)
Consumers Energy Co.
3.25%, 8/15/2046	60,000	66,698

Oil, Gas & Consumable Fuels — 0.0% (f)
BP Capital Markets America, Inc.
2.77%, 11/10/2050	135,000	123,441
MPLX LP
2.65%, 8/15/2030	260,000	254,759
4.50%, 4/15/2038	140,000	143,108
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (d)	250,000	258,764

		780,072

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom)
1.38%, 8/6/2030	80,000	77,817
6.45%, 9/15/2037	50,000	75,646
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	135,000	156,853
4.13%, 6/15/2039	265,000	332,948
Eli Lilly and Co.
2.50%, 9/15/2060	160,000	150,632
Mylan NV
3.95%, 6/15/2026	135,000	151,663
Pfizer, Inc.
3.90%, 3/15/2039	105,000	127,304
Royalty Pharma plc
1.75%, 9/2/2027 (d)	50,000	49,957
3.30%, 9/2/2040 (d)	140,000	137,164
3.55%, 9/2/2050 (d)	80,000	77,199
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	400,000	413,163
Upjohn, Inc.
3.85%, 6/22/2040 (d)	80,000	86,129
Zoetis, Inc.
3.00%, 5/15/2050	70,000	74,827

		1,911,302

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc.
4.15%, 11/15/2030	675,000	757,813
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (d)	350,000	343,368

		1,101,181

Software — 0.1%
Oracle Corp.
2.95%, 4/1/2030	344,000	384,448
3.80%, 11/15/2037	324,000	379,505
VMware, Inc.
4.70%, 5/15/2030	215,000	254,358

		1,018,311

Specialty Retail — 0.0% (f)
AutoZone, Inc.
3.63%, 4/15/2025	242,000	269,800

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	325,000	385,087
2.55%, 8/20/2060	256,000	254,696
Dell International LLC
6.20%, 7/15/2030 (d)	420,000	503,606

		1,143,389

Thrifts & Mortgage Finance — 0.0% (f)
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	399,000	399,068

Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031 (d)	622,000	644,442
3.00%, 2/15/2041 (d)	390,000	385,023

		1,029,465

TOTAL CORPORATE BONDS (Cost $41,584,599)		41,333,361

ASSET-BACKED SECURITIES — 0.1%
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (d)	1,112,000	1,112,044
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (d)	515,000	514,990
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (d)	380,000	379,998

TOTAL ASSET-BACKED SECURITIES (Cost $2,006,889)		2,007,032

	Shares
SHORT-TERM INVESTMENTS — 6.9%
INVESTMENT COMPANIES — 6.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (g) (Cost $114,009,860)	114,009,860	114,009,860

Total Investments — 103.8% (Cost $1,607,013,464)		1,710,488,162
Liabilities in Excess of Other Assets — (3.8)%		(62,841,885)

Net Assets — 100.0%		1,647,646,277

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	The rate shown is the current yield as of September 30, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	20	12/2020	USD	626,600	(12,625)
EURO STOXX 50 Index	293	12/2020	EUR	10,931,056	(442,286)
MSCI EAFE E-Mini Index	170	12/2020	USD	15,752,200	(428,242)
MSCI Emerging Markets E-Mini Index	373	12/2020	USD	20,296,795	(179,351)
Russell 2000 E-Mini Index	262	12/2020	USD	19,719,430	208,323
S&P 500 E-Mini Index	275	12/2020	USD	46,055,625	357,762
S&P Midcap 400 E-Mini Index	61	12/2020	USD	11,317,330	37,846
U.S. Treasury 10 Year Note	1,029	12/2020	USD	143,545,500	378,222

					(80,351)

Short Contracts
Euro-Bund	(203)	12/2020	EUR	(41,529,903)	(193,582)
FTSE 100 Index	(211)	12/2020	GBP	(15,871,621)	447,847

					254,265

					173,914

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,007,032	$—	$2,007,032
Corporate Bonds	—	41,333,361	—	41,333,361
Exchange-Traded Funds	443,992,266	—	—	443,992,266
Investment Companies	1,009,373,173	—	—	1,009,373,173
Mortgage-Backed Securities	—	44,310,069	—	44,310,069
U.S. Treasury Obligations	—	55,462,401	—	55,462,401
Short-Term Investments
Investment Companies	114,009,860	—	—	114,009,860

Total Investments in Securities	$1,567,375,299	$143,112,863	$—	$1,710,488,162

Appreciation in Other Financial Instruments
Futures Contracts	$1,430,000	$—	$—	$1,430,000

Depreciation in Other Financial Instruments
Futures Contracts	$(1,256,086)	$—	$—	$(1,256,086)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$275,355,349	$6,460,105	$—	$—	$12,693,259	$294,508,713	6,107,605	$1,488,912	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	46,458,014	3,540,759	—	—	199,950	50,198,723	697,689	387,294	—
JPMorgan Core Bond Fund Class R6 Shares (a)	236,835,182	19,390,392	129,686,462	7,109,803	(5,735,083)	127,913,832	10,290,735	1,244,538	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	50,224,543	7,544,144	—	—	313,508	58,082,195	5,392,961	362,409	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,494,572	79,026	—	—	177,560	8,751,158	1,124,827	79,027	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	94,247,010	10,009,692	6,036,279	(216,956)	9,101,606	107,105,073	6,106,333	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	8,407,513	71,076	—	—	109,217	8,587,806	1,109,536	71,076	—
JPMorgan Equity Index Fund Class R6 Shares (a)	381,243,043	27,983,347	10,791,943	574,338	29,934,068	428,942,853	8,395,828	2,685,162	—
JPMorgan High Yield Fund Class R6 Shares (a)	64,344,078	23,909,189	—	—	1,855,708	90,108,975	13,231,861	912,405	—
JPMorgan Income Fund Class R6 Shares(a)	6,679,520	86,847	—	—	118,060	6,884,427	747,495	86,848	—
JPMorgan Managed Income Fund Class L Shares (a)	772,657	1,773	—	—	(1)	774,429	77,058	1,773	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	146,481,711	24,559,124	—	—	1,181,590	172,222,425	17,609,655	848,457	—
JPMorgan U.S. Aggregate Bond ETF (a)	6,072,807	2,266,377	—	—	(34,121)	8,305,063	297,140	31,440	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	36,711,334	288,383,397	211,084,871	—	—	114,009,860	114,009,860	11,456	—

Total	$1,362,327,333	$414,285,248	$357,599,555	$7,467,185	$49,915,321	$1,476,395,532		$8,210,797	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.